Property and Equipment	12 Months Ended
Jun. 30, 2013
Property and Equipment

4. Property and Equipment

Property and equipment consist of the following:

June 30, 2013	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$5,282	$—	$5,282
Buildings	5,324	(684)	4,640	40
Transportation equipment	352,683	(157,236)	195,447	7 to 11
Leasehold improvements	5,065	(1,521)	3,544	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	14,106	(5,220)	8,886	3 to 5

	$382,460	$(164,661)	$217,799

June 30, 2012	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years
Land	$4,664	$—	$4,664
Buildings	5,055	(570)	4,485	40
Transportation equipment	334,023	(130,755)	203,268	7 to 11
Leasehold improvements	3,793	(957)	2,836	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	9,186	(4,926)	4,260	3 to 5

	$356,721	$(137,208)	$219,513